Lease Liabilities (Details) - CAD ($) $ in Millions	6 Months Ended
	Feb. 28, 2021	Feb. 28, 2021	Aug. 31, 2020
Lease Liabilities [Abstract]
Balance	$ 1,270
Net additions	78
Interest on lease liabilities	22
Interest payments on lease liabilities	(22)
Principal payments of lease liabilities	(58)
Other	0
Balance	1,290
Current		$ 108	$ 113
Long-term		1,182	1,157
Balance	$ 1,290	$ 1,290	$ 1,270